Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2017
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Statement of compliance

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), effective as at December 31, 2017, as issued by the International Accounting Standards Board (“IASB”), and IFRS as adopted by the European Union.

Basis of measurement

Basis of measurement

The Group prepared its consolidated financial statements on a going-concern basis and under the historical cost convention except for certain financial instruments that have been measured at fair value.

IFRS basis of presentation

IFRS basis of presentation

The audited consolidated financial statements as of December 31, 2017, 2016 and 2015 have been prepared in accordance with International Financial Reporting Standards (IFRS) as endorsed by the European Union (EU). All standards and interpretations issued by the International Accounting Standards Board (IASB) and the IFRS Interpretations Committee effective for the year ended 2017 have been endorsed by the EU, except that the EU did not adopt certain paragraphs of IAS 39 applicable to hedge transactions. The Group has no hedge transactions to which these paragraphs are applicable. Consequently, the accounting policies applied by the Group also comply with IFRS as issued by the IASB.

Change in accounting policies

Change in accounting policies

The Group has consistently applied the accounting policies set out below to all periods presented in these consolidated financial statements. The standards below are applicable for financial statements as prepared after January 1, 2016, for IFRS as issued by the International Accounting Standards Board, and are effective for IFRS as endorsed by the EU for periods ending after January 1, 2017.

•	Amendments to IAS 7 – Disclosure initiative

•	Amendments to IAS 12 – Recognition of Deferred Tax Assets for Unrealized Losses

For preparation of these financial statements, the Group has concluded that these standards do not have a significant impact.

Correction of errors

Correction of errors

Certain comparative amounts in the consolidated income statements, consolidated statements of comprehensive income, consolidated statements of financial position and consolidated statements of cash flows have been restated to correct for immaterial errors with respect to share-based payments. The impact of this restatement is disclosed in note 29 – Correction of errors. Throughout the consolidated financial statements, columns including comparative figures that have been restated, are indicated with ‘(i)’.

Use of estimates and judgments

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates, which together with underlying assumptions, are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Judgments, estimates and assumptions applied by management in preparing these financial statements are based on circumstances as at December 31, 2017, and Interxion operating as a stand-alone company.

In particular, information about significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on amounts recognized in the financial statements are discussed below:

Property, plant and equipment and depreciation (see also Note 11) — Estimated remaining useful lives and residual values of property plant and equipment, including assets recognized upon a business combination, are reviewed annually. The carrying values of property, plant and equipment are also reviewed for impairment, where there has been a triggering event, by assessing the present value of estimated future cash flows and net realizable value compared with net book value. The calculation of estimated future cash flows and residual values is based on the Group’s best estimates of future prices, output and costs and is, therefore, subjective. In addition, the valuation of some of the assets under construction requires judgments that are related to the probability of signing lease contracts and obtaining planning permits. Regarding the properties acquired as part of the acquisition of InterXion Science Park B.V. we recognized fair value at acquisition date, based on the highest and best use.

Intangible assets and amortization (see also Note 12) — Estimated remaining useful lives of intangible assets, including those recognized upon a business combination, are reviewed annually. The carrying values of intangible assets are also reviewed for impairment where there has been a triggering event by assessing the present value of estimated future cash flows and fair value compared with net book value. The calculation of estimated future cash flows is based on the Group’s best estimates of future prices, output and costs and is, therefore, subjective. The customer portfolio acquired as part of the acquisition of InterXion Science Park B.V. was valued based on the multi-period excess earnings method, which considers the present value of net cash flows expected to be generated by the customer portfolio, excluding any cash flows related to contributory assets.

Goodwill (see also Note 12) — Goodwill is recognized as the amount by which the purchase price of an acquisition exceeds the fair values of the assets and liabilities identified as part of the purchase price allocation. Goodwill is not being amortized, but subject to an annual impairment test.

Lease accounting (see also Note 24) — At inception or modification of an arrangement, the Group determines whether such an arrangement is, or contains, a lease. Classification of a lease contract is based on the extent to which risks and rewards incidental to ownership of a leased asset lie with the lessor or the lessee. The classification of lease contracts includes the use of judgments and estimates.

Provision for onerous lease contracts (see also Note 19) — A provision is made for the discounted amount of future losses that are expected to be incurred in respect of unused data center sites over the term of the leases. Where unused sites can be sublet, or partly sublet, management has taken account of the contracted sublease income expected to be received over the minimum sublease term, which meets the Group’s revenue recognition criteria in arriving at the amount of future losses.

Costs of site restoration (see also Note 26) — Liabilities in respect of obligations to restore premises to their original condition are estimated at the commencement of the lease and reviewed annually, based on the rent period, contracted extension possibilities and possibilities of lease terminations.

Deferred tax (see also Note 10) — Provision is made for deferred tax at the rates of tax prevailing at the period-end dates unless future rates have been substantively enacted. Deferred tax assets are recognized where it is probable that they will be recovered based on estimates of future taxable profits for each tax jurisdiction. The actual profitability may be different depending on local financial performance in each tax jurisdiction.

Share-based payments (see also Note 22) — The Group issues equity-settled share-based payments to certain employees under the terms of the long-term incentive plans. The charges related to equity-settled share-based payments, options to purchase ordinary shares and restricted and performance shares, are measured at fair value at the grant date. Fair values are being redetermined for market conditions as of each reporting date, until final grant date. The fair value at the grant date of options is determined using the Black Scholes model and is expensed over the vesting period. The fair value at grant date of the performance shares is determined using the Monte Carlo model and is expensed over the vesting period. The value of the expense is dependent upon certain assumptions including the expected future volatility of the Group’s share price at the grant date and, for the performance shares, the relative performance of the Group’s share price compared with a group of peer companies.

Senior Secured Notes due 2020 (see also Note 20) — The Senior Secured Notes due 2020 are valued at amortized cost. The Senior Secured Notes due 2020 indenture includes specific early redemption clauses. As part of the initial measurement of the amortized costs value of the Senior Secured Notes due 2020 it is assumed that the Notes will be held to maturity. If an early redemption of all or part of the Notes is expected, the liability will be re-measured based on the original effective interest rate. The difference between the liability, excluding a change in assumed early redemption and the liability, including a change in assumed early redemption, will go through the profit and loss.

Functional and presentation currency

Functional and presentation currency

These consolidated financial statements are presented in euro, the Company’s functional and presentation currency. All information presented in euros has been rounded to the nearest thousand, except when stated otherwise.

Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and all entities that are directly or indirectly controlled by the Company. Subsidiaries are entities that are controlled by the Group. The Group controls an entity when it is exposed to, or has the right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

The accounting policies set out below have been applied consistently by all subsidiaries to all periods presented in these consolidated financial statements.

Loss of control

When the Group loses control over a subsidiary, the Company de-recognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in profit or loss.

Transactions eliminated on consolidation

Intercompany balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated in preparing the consolidated financial statements.

Subsidiaries

With the exception of Stichting Administratiekantoor Management InterXion, all the subsidiary undertakings of the Group, as set out below are wholly owned as of December 31, 2017. Stichting Administratiekantoor is part of the consolidation based on the Group’s control over the entity.

InterXion HeadQuarters B.V., Amsterdam, The Netherlands;

InterXion Nederland B.V., Amsterdam, The Netherlands;

InterXion Trademarks B.V., Amsterdam, The Netherlands;

InterXion Participation 1 B.V., Amsterdam, The Netherlands;

InterXion Österreich GmbH, Vienna, Austria;

InterXion Real Estate VII GmbH, Vienna, Austria;

InterXion Belgium N.V., Brussels, Belgium;

InterXion Real Estate IX N.V., Brussels, Belgium;

InterXion Denmark ApS, Copenhagen, Denmark;

InterXion Real Estate VI ApS, Copenhagen, Denmark;

Interxion France SAS, Paris, France;

Interxion Real Estate II SARL, Paris, France;

Interxion Real Estate III SARL, Paris, France;

Interxion Real Estate XI SARL, Paris, France;

InterXion Deutschland GmbH, Frankfurt, Germany;

InterXion Ireland DAC, Dublin, Ireland;

Interxion Telecom SRL, Milan, Italy;

InterXion España SA, Madrid, Spain;

InterXion Sverige AB, Stockholm, Sweden;

InterXion (Schweiz) AG, Zurich, Switzerland;

InterXion Real Estate VIII AG, Zurich, Switzerland;

InterXion Carrier Hotel Ltd., London, United Kingdom;

InterXion Europe Ltd., London, United Kingdom;

InterXion Real Estate Holding B.V., Amsterdam, The Netherlands;

InterXion Real Estate I B.V., Amsterdam, The Netherlands;

InterXion Real Estate IV B.V., Amsterdam, The Netherlands;

InterXion Real Estate V B.V., Amsterdam, The Netherlands;

InterXion Real Estate X B.V., Amsterdam, The Netherlands;

InterXion Real Estate XII B.V., Amsterdam, The Netherlands;

InterXion Real Estate XIII B.V., Amsterdam, The Netherlands;

InterXion Real Estate XIV B.V., Amsterdam, The Netherlands;

InterXion Science Park B.V., Amsterdam, The Netherlands;

InterXion Operational B.V., Amsterdam, The Netherlands;

InterXion Datacenters B.V., The Hague, The Netherlands (formerly Centennium Detachering B.V.);

InterXion Consultancy Services B.V., Amsterdam, The Netherlands (dormant);

Interxion Telecom B.V., Amsterdam, The Netherlands (dormant);

Interxion Trading B.V., Amsterdam, The Netherlands (dormant);

InterXion B.V., Amsterdam, The Netherlands (dormant);

InterXion Telecom Ltd., London, United Kingdom (dormant);

Stichting Administratiekantoor Management InterXion, Amsterdam, The Netherlands.

Foreign currency

Foreign currency

Foreign currency transactions

The individual financial statements of each Group entity are presented in the currency of the primary economic environment in which the entity operates (its functional currency). For the purpose of the consolidated financial statements, the results and the financial position of each entity are expressed in euros, which is the functional currency of the Company and the presentation currency for the consolidated financial statements.

In preparing the financial statements of the individual entities, transactions in foreign currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing at the dates of the transactions. At each balance sheet date, monetary assets and liabilities denominated in foreign currencies are retranslated at the rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. The income and expenses of foreign operations are translated to euros at average exchange rates.

Foreign operations

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations are expressed in euros using exchange rates prevailing at the balance sheet date. Income and expense items are translated at average exchange rates for the period. Exchange differences, if any, arising on net investments including receivables from or payables to a foreign operation for which settlement is neither planned nor likely to occur, are recognized directly in the foreign currency translation reserve (FCTR) within equity. When control over a foreign operation is lost, in part or in full, the relevant amount in the FCTR is transferred to profit or loss.

Borrowing costs

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale. All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Borrowing costs are capitalized based on the effective interest rate of the Senior Secured Notes.

Statement of cash flows

Statement of cash flows

The consolidated statement of cash flows is prepared using the indirect method. The cash flow statement distinguishes between operating, investing and financing activities.

Cash flows in foreign currencies are converted at the exchange rate at the dates of the transactions. Currency exchange differences on cash held are separately shown. Payments and receipts of corporate income taxes and interest paid are included as cash flow from operating activities.

Financial instruments

Financial instruments

Derivative financial instruments

Derivatives are initially recognized at fair value; any attributable transaction costs are recognized in profit and loss as they are incurred. Subsequent to initial recognition, derivatives are measured at their fair value, and changes therein are generally recognized in profit and loss.

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and accumulated in the hedging reserve. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

The amount accumulated in equity is retained in other comprehensive income and reclassified to the profit or loss in the same period, or periods, during which the hedged item affects profit or loss.

If the hedging instrument no longer meets the criteria for hedge accounting, expires, is sold, terminated or exercised, or the designation is revoked, hedge accounting is discontinued prospectively. If the forecast transaction is no longer expected to occur, the amount accumulated in equity is reclassified to profit or loss.

Fair values are obtained from quoted market prices in active markets or, where an active market does not exist, by using valuation techniques. Valuation techniques include discounted cash flow models.

Non-derivative financial instruments

Non-derivative financial instruments comprise trade and other receivables, cash and cash equivalents, loans and borrowings, and trade and other payables.

Non-derivative financial instruments are recognized initially at fair value, net of any directly attributable transaction costs. Subsequent to initial recognition, non-derivative financial instruments are measured at amortized cost using the effective interest method, less any impairment losses.

The Group de-recognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the right to receive the contractual cash flows in a transaction in which substantially all the risk and rewards of ownership of the financial asset are transferred. Any interest in such transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Financial assets are designated as at fair value through profit and loss if the Group manages such investments and makes purchase and sale decisions based on their fair value in accordance with the Group’s risk management or investment strategy. Attributable transaction costs are recognized in profit and loss as incurred. Financial assets at fair value through profit and loss are measured at fair value and changes therein, which takes into account any dividend income, are recognized in profit and loss.

The fair values of investments in equity are determined with reference to their quoted closing bid price at the measurement date or, if unquoted, using a valuation technique.

The convertible loan given, is presented as ‘Other investment’ on the balance sheet. This loan is initially measured at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, it is measured at amortized costs using the effective interest method.

Trade receivables and other current assets

Trade receivables and other current assets are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for impairment.

A provision for impairment of trade receivables and other current assets is established when there is objective evidence that the Group will not be able to collect all amounts due according to the original term of the receivables. Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization, and default or delinquency in payments are considered indicators that the trade receivable is impaired.

The amount of the provision is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. The carrying amount of the asset is reduced through the use of an allowance account, and the amount of the loss is recognized in the income statement.

When a trade receivable and other current asset is uncollectable, it is written off against the allowance account for trade receivables. Subsequent recoveries of amounts previously written off are credited in the income statement.

Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less. Cash and cash equivalents, including short-term investments, is valued at face value, which equals its fair value. Collaterized cash is included in other (non-) current assets and accounted for at face value, which equals its fair value.

Trade payables and other current liabilities

Trade payables and other current liabilities are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Share capital

Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditure that is directly attributable to the acquisition or construction of the asset and comprises purchase cost, together with the incidental costs of installation and commissioning. These costs include external consultancy fees, capitalized borrowing costs, rent and associated costs attributable to bringing the assets to a working condition for their intended use and internal employment costs that are directly and exclusively related to the underlying asset. In case of operating leases where it is probable that the lease contract will not be renewed, the cost of self-constructed assets includes the estimated costs of dismantling and removing the items and restoring the site on which they are located.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment and are recognized within income.

The cost of replacing part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The carrying amount of the replaced part is de-recognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.

Depreciation is calculated from the date an asset becomes available for use and is depreciated on a straight-line basis over the estimated useful life of each part of an item of property, plant and equipment. Leased assets are depreciated on the same basis as owned assets over the shorter of the lease term and their useful lives. The principal periods used for this purpose are:

• Data center freehold land	Not depreciated

• Data center buildings	15-30 years

• Data center infrastructure and equipment	5-20 years

• Office equipment and other	3-15 years

Depreciation methods, useful lives and residual values are reviewed annually.

Data center freehold land consists of the land owned by the Company and land leased by the Company under finance lease agreements. The data center buildings consist of the core and shell in which we have constructed a data center. Data center infrastructure and equipment comprises data center structures, leasehold improvements, data center cooling and power infrastructure, including infrastructure for advanced environmental controls such as ventilation and air conditioning, specialized heating, fire detection and suppression equipment and monitoring equipment. Office equipment and other is comprised of office leasehold improvements and office equipment consisting of furniture and computer equipment.

Intangible assets and goodwill

Intangible assets and goodwill

Intangible assets represent power grid rights, software and other intangible assets, and are recognized at cost less accumulated amortization and accumulated impairment losses. Other intangible assets principally consist of lease premiums (paid in addition to obtain rental contracts).

Software includes development expenditure, which is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use the asset. The expenditure capitalized includes the cost of material, services and direct labor costs that are directly attributable to preparing the asset for its intended use.

Amortization is calculated on a straight-line basis over the estimated useful lives of the intangible asset. Amortization methods, useful lives are reviewed annually.

The estimated useful lives are:

• Power grid rights	10–15 years

• Software	3–5 years

• Other	3–12 years

• Customer portfolio	20 years

Goodwill represents the goodwill related to business combinations, which is determined based on purchase price allocation. Goodwill is not being amortized, and subject to an annual impairment test.

Impairment of non-financial assets

Impairment of non-financial assets

The carrying amounts of the Group’s non-financial assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For intangible assets that are not yet available for use, the recoverable amount is estimated annually.

The recoverable amount of an asset or cash-generating unit is the greater of either its value in use or its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

Considering the Company manages its data centers by country, and, given the data center campus-structures, the financial performance of data centers within a country is highly inter-dependent, the Company has determined that the cash-generating unit for impairment-testing purposes should be the group of data centers per country, unless specific circumstances would indicate that a single data center is a cash-generating unit.

An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of cash-generating units are to reduce the carrying amount of the assets in the unit (group of units) on a pro-rata basis.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss previously recognized on assets other than goodwill, is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Borrowings

Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; with any difference between the proceeds (net of transaction costs) and the redemption value recognized in the income statement over the period of the borrowings using the effective interest method.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date. The Group de-recognizes a borrowing when its contractual obligations are discharged, cancelled or expired.

As part of the initial measurement of the amortized cost value of the Senior Secured Notes due 2020, it is assumed that the Notes will be held to maturity. If an early redemption of all or part of the Notes is expected, the liability will be re-measured based on the original effective interest rate. The difference between the liability, excluding a change in assumed early redemption and the liability, including a change in assumed early redemption, will be recognized in profit and loss.

Provisions

Provisions

A provision is recognized in the statement of financial position when the Group has a present legal or constructive obligation as a result of a past event; it is probable that an outflow of economic benefits will be required to settle the obligation and the amount can be estimated reliably. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. The discount rate arising on the provision is amortized in future years through interest.

A provision for site restoration is recognized when costs for restoring leasehold premises to their original condition at the end of the lease are probable to be incurred and it is possible to make an accurate estimate of these costs. The discounted cost of the liability is included in the related assets and is depreciated over the remaining estimated term of the lease. If the likelihood of this liability is estimated to be possible, rather than probable, it is disclosed as a contingent liability in Note 26.

A provision for onerous lease contracts is recognized when the expected benefits to be derived by the Group from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the discounted amount of future losses expected to be incurred in respect of unused data center sites over the term of the leases. Where unused sites can be sublet or partly sublet, management has taken account of the sublease income expected to be received over the minimum sublease term, which meets the Group’s revenue recognition criteria in arriving at the amount of future losses. Before a provision is established, the Group recognizes any impairment loss on the assets associated with that contract.

Leases

Leases

Leases, in which the Group assumes substantially all the risks and rewards of ownership, are classified as finance leases. On initial recognition, the leased asset is measured at an amount equal to the lower of either its fair value or the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset. The finance lease obligations are presented as part of the long-term liabilities and, as far as amounts need to be repaid within one year, as part of current liabilities.

Other leases are operating leases and the leased assets are not recognized on the Group’s statement of financial position. Payments made under operating leases are recognized in the income statement, or capitalized during construction, on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Minimum finance lease payments are apportioned between the finance charge and the reduction of the outstanding liability. The finance charge is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

At inception or modification of an arrangement, the Group determines whether such an arrangement is, or contains, a lease. This will be the case if the following two criteria are met:

•	the fulfilment of the arrangement is dependent on the use of a specific asset or assets; and

•	the arrangement contains the right to use an asset.

For leased properties on which our data centers are located, we generally seek to secure property leases for terms of 20 to 25 years. Where possible, we try to mitigate the long-term financial commitment by contracting for initial lease terms for a minimum period of 10 to 15 years with the option for us either to (i) extend the leases for additional five-year terms or (ii) terminate the leases upon expiration of the initial 10- to 15-year term. Our leases generally have consumer price index based annual rent increases over the full term of the lease. Certain of our leases contain options to purchase the asset.

Segment reporting

Segment reporting

The segments are reported in a manner consistent with internal reporting provided to the chief operating decision-maker, identified as the Board of Directors. There are two segments: the first is France, Germany, The Netherlands and the United Kingdom (the “Big4”), the second is Rest of Europe, which comprises Austria, Belgium, Denmark, Ireland, Spain, Sweden and Switzerland. Shared expenses such as corporate management, general and administrative expenses, loans and borrowings and related expenses and income tax assets and liabilities are stated in Corporate and other. The Big4 and Rest of Europe are different segments as management believes that the Big4 countries represent the largest opportunities for Interxion, from market trends and growth perspective to drive the development of its communities of interest strategy within customer segments and the attraction of magnetic customers. As a result, over the past three years we have invested between 68% and 70% of our capital expenditure in the Big4 segment while revenue constituted an average of 64% of total revenue over the same period.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items presented as Corporate and other principally comprise loans and borrowings and related expenses; corporate assets and expenses (primarily the Company’s headquarters); and income tax assets and liabilities.

Segment capital expenditure is defined as the net cash outflow during the period to acquire property, plant and equipment, and intangible assets other than goodwill, during the period.

Non-IFRS Financial Measures

Non-IFRS Financial Measures

Adjusted EBITDA, Recurring revenue and Cash generated from operations, are additional indicators of our operating performance, and are not required by or presented in accordance with IFRS. We define Adjusted EBITDA as Operating income adjusted for the following items, which may occur in any period, and which management believes are not representative of our operating performance:

•	Depreciation and amortization – property, plant and equipment and intangible assets (except goodwill) are depreciated on a straight-line basis over the estimated useful life. We believe that these costs do not represent our operating performance.

•	Share-based payments – primarily the fair value at the grant date to employees of equity awards, is recognized as an employee expense over the vesting period. We believe that this expense does not represent our operating performance.

•	Income or expense related to the evaluation and execution of potential mergers or acquisitions (“M&A”) – under IFRS, gains and losses associated with M&A activity are recognized in the period incurred. We exclude these effects because we believe they are not reflective of our on-going operating performance.

•	Adjustments related to terminated and unused data center sites – these gains and losses relate to historical leases entered into for certain brownfield sites, with the intention of developing data centers, which were never developed and for which management has no intention of developing into data centers. We believe the impact of gains and losses related to unused data centers are not reflective of our business activities and our on-going operating performance.

In certain circumstances, we may also adjust for items that management believes are not representative of our current on-going performance. Examples of this would include: adjusting for the cumulative effect of a change in accounting principle or estimate, impairment losses, litigation gains and losses or windfall gains and losses.

We define Recurring revenue as revenue incurred monthly from colocation, connectivity and associated power charges, office space, amortized set-up fees and certain recurring managed services (but excluding any ad hoc managed services) provided by us directly or through third parties, excluding rents received for the sublease of unused sites.

Cash generated from operations is defined as net cash flows from operating activities, excluding interest and corporate income tax payments and receipts. Management believe that the exclusion of these items, provides useful supplemental information to net cash flows from operating activities to aid investors in evaluating the cash generating performance of our business.

We believe Adjusted EBITDA, Recurring revenue and Cash generated from operations provide useful supplemental information to investors regarding our on-going operational performance. These measures help us and our investors evaluate the on-going operating performance of the business after removing the impact of our capital structure (primarily interest expense) and our asset base (primarily depreciation and amortization). Management believes that the presentation of Adjusted EBITDA, when combined with the primary IFRS presentation of net income, provides a more complete analysis of our operating performance. Management also believes the use of Adjusted EBITDA facilitates comparisons between us and other data center operators (including other data center operators that are REITs) and other infrastructure-based businesses. Adjusted EBITDA is also a relevant measure used in the financial covenants of our 2017 Senior Secured Revolving Facility, our 2013 Super Senior Revolving Facility and our 6.00% Senior Secured Notes due 2020.

This information, provided to the chief operating decision-maker, is disclosed to permit a more complete analysis of our operating performance. Exceptional items are those significant items that are separately disclosed by virtue of their size, nature or incidence to enable a full understanding of the Group’s financial performance.

Revenue recognition

Revenue recognition

Revenue is recognized when it is probable that future economic benefits will flow to the Group and that these benefits, together with their related costs, can be measured reliably. Revenue is measured at the fair value of the consideration received or receivable taking into account any discounts or volume rebates.

The Group reviews transactions for separately identifiable components and, if necessary, applies individual recognition treatment, revenues are allocated to separately identifiable components based on their relative fair values.

The Group earns colocation revenue as a result of providing data center services to customers at its data centers. Colocation revenue and lease income are recognized in profit or loss on a straight-line basis over the term of the customer contract. Incentives granted are recognized as an integral part of the total income, over the term of the customer contract. Customers are usually invoiced quarterly in advance and income is recognized on a straight-line basis over the quarter. Initial setup fees payable at the beginning of customer contracts are deferred at inception and recognized in the income statement on a straight-line basis over the initial term of the customer contract. Power revenue is recognized based on customers’ usage.

Other services revenue, including managed services, connectivity and customer installation services including equipment sales are recognized when the services are rendered. Certain installation services and equipment sales, which by their nature have a non-recurring character, are presented as Non-recurring revenues and are recognized on delivery of service.

Deferred revenues relating to invoicing in advance and initial setup fees are carried on the statement of financial position as part of trade payables and other liabilities. Deferred revenues due to be recognized after more than one year are held in non-current liabilities.

Cost of sales

Cost of sales

Cost of sales consists mainly of rental costs for the data centers and offices, power costs, maintenance costs relating to the data center equipment, operation and support personnel costs and costs related to installations and other customer requirements. In general, maintenance and repairs are expensed as incurred. In cases where maintenance contracts are in place, the costs are recorded on a straight-line basis over the contractual period.

Sales and marketing costs

Sales and marketing costs

The operating expenses related to sales and marketing consist of costs for personnel (including sales commissions), marketing and other costs directly related to the sales process. Costs of advertising and promotion are expensed as incurred.

General and administrative costs	General and administrative costs General and administrative costs are expensed as incurred and include amortization and depreciation expenses.
Employee benefits

Employee benefits

Defined contribution pension plans

A defined contribution pension plan is a post-employment plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense in the income statement in the periods during which the related services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan, which are due more than 12 months after the end of the period in which the employees render the service, are discounted to their present value.

Termination benefits

Termination benefits are recognized as an expense when the Group is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancy are recognized as an expense if the Group has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If benefits are payable more than 12 months after the reporting date, they are discounted to their present value.

Share-based payments

The long-term incentive plans enable Group employees to earn and/or acquire shares of the Group. The fair value at the grant date to employees of share options, as determined using the Black Scholes model for options and the Monte Carlo model for the performance shares, is recognized as an employee expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the options and/or shares. Restricted shares are valued based on the market value at grant date. The amount recognized as an expense is adjusted to reflect the actual number of share options, restricted and performance shares that vest.

Finance income and expense

Finance income and expense

Finance expense includes interest payable on borrowings calculated using the effective interest rate method, gains on financial assets recognized at fair value through profit and loss and foreign exchange gains and losses. Borrowing costs directly attributable to the acquisition or construction of data center assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are added to the costs of those assets, until such time as the assets are ready for their intended use.

Interest income is recognized in the income statement as it accrues, using the effective interest method. The interest expense component of finance lease payments is recognized in the income statement using the effective interest rate method.

Foreign currency gains and losses are reported on a net basis, as either finance income or expenses, depending on whether the foreign currency movements are in a net gain or a net loss position.

Income tax

Income tax

Income tax on the profit or loss for the year comprises current and deferred tax. Income tax is recognized in the income statement except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantially enacted at the balance sheet date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: the initial recognition of assets or liabilities that affect neither accounting nor taxable profit, nor differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date that are expected to be applied to temporary differences when they reverse or loss carry forwards when they are utilized.

A deferred tax asset is also recognized for unused tax losses and tax credits. A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Additional income taxes that arise from the distribution of dividends are recognized at the same time as the liability to pay the related dividend.

In determining the amount of current and deferred tax, the Company takes into account the impact of uncertain tax positions and whether additional taxes, penalties and interest may be due. The Company believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Company to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will have an impact on tax expense in the period that such a determination is made.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis of their tax assets and liabilities will be realized simultaneously.

Earnings per share

Earnings per share

The Group presents basic and diluted earnings per share (EPS) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary and preference shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is determined by adjusting the basic earnings per share for the effects of all dilutive potential ordinary shares, which comprise the share options granted.

New standards and interpretations not yet adopted

New standards and interpretations not yet adopted

The new standards, amendments to standards and interpretations listed below are available for early adoption in the annual period beginning January 1, 2017, although they are not mandatory until a later period. The Group has decided not to adopt these new standards or interpretations until a later point in time.

Effective date	New standard or amendments
Deferred indefinitely	Amendments to IFRS 10 and IAS 28: Sale or contribution of assets between an investor and its associate or joint venture
January 1, 2018	IFRS 15 – Revenue from Contracts with Customers;
January 1, 2018	IFRS 9 – Financial Instruments;
January 1, 2018	Amendments to IFRS 2: Classification and measurement of share-based payment transactions;
January 1, 2019	IFRS 16 – Leases.

IFRS 9 - Financial Instruments

IFRS 9 – Financial Instruments

IFRS 9 contains a new classification and measurement approach for financial assets that reflects the business model in which assets are managed and their cash flow characteristics. IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, at fair value through other comprehensive income (“FVOCI”) and at fair value through profit and loss (“FVTPL”). The standard eliminates the existing IAS 39 categories of held to maturity, loans and receivables and available for sale.

Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never bifurcated. Instead, the hybrid financial instrument as a whole is assessed for classification.

Based on its assessment, the Company does not believe that the new classification requirements will have a material impact on its accounting for financial instruments.

When implementing IFRS 9, the Company will take advantage of the exemption allowing it not to restate comparative information for prior periods with respect to classification and measurement.

IFRS 15 - Revenue from Contracts with Customers

IFRS 15 – Revenue from Contracts with Customers

In 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers. This standard specifies how and when revenue is recognized, and includes enhanced disclosure requirements.

IFRS 15 replaces existing revenue recognition standards IAS 11 Construction Contracts and IAS 18 Revenue, and certain revenue-related interpretations. The Group will implement IFRS 15 using the modified retrospective method.

The new standard provides a single, principles based five-step model to be applied to all contracts with customers. The core principle of IFRS 15 is that an entity recognizes revenue related to the transfer of promised goods or services when control of the goods or services passes to the customer. The amount of revenue recognized should reflect the consideration to which the entity expects to be entitled in exchange for those goods or services.

We have completed our assessment of the impact of the adoption of IFRS 15 and concluded that the new standard will have no significant financial impact. This is due to the fact that we concluded that the services provided to our customers do meet the requirements to apply the series guidance under IFRS 15. Under the new standard, a series of distinct goods or services will be accounted for as a single performance obligation if they are substantially the same, have the same pattern of transfer and both of the following criteria are met:

(i)	each distinct good or service in the series represents a performance obligation that would be satisfied over time; and

(ii)	the entity would measure its progress towards satisfaction of the performance obligation using the same measure of progress for each distinct good or service in the series.

The principles in the new revenue standard are therefore applied to the single performance obligation as the series criteria are met, rather than the individual services that make up the single performance obligation. As a result, revenue is allocated to the relative standalone selling price of the series as one performance obligation, rather than to each distinct service within it.

We have determined that the measure of progress for the single performance obligation that best depicts the transfer of the services is the one-month (time) increment. By applying the series guidance on such basis Interxion revenues will be recognized on a monthly basis in line with the satisfaction of the monthly increment of service which is in line with current accounting for these revenues.

IFRS 16 - Leases

IFRS 16 - Leases

In January 2016, the International Accounting Standards Board (IASB) issued IFRS 16 Leases, the new accounting standard for leases. The new standard is effective for annual periods beginning on or after 1 January 2019 and will replace IAS 17 Leases and IFRIC 4 Determining whether an Arrangement contains a Lease. IFRS 16 has been endorsed by the EU in October 2017.

The new standard requires lessees to apply a single, on-balance sheet accounting model to all its leases, unless a lessee elects the recognition exemptions for short-term leases and/or leases of low-value assets. A lessee must recognize a right-of-use asset representing its right to use the underlying asset and a lease obligation representing its obligation to make lease payments. The standard permits a lessee to elect either a full retrospective or a modified retrospective transition approach.

The Company is investigating whether certain elements of its contracts with customers will be subject to lessor accounting under the requirements of IFRS 16. Generally, the impact on the income statement is that operating lease expenses will no longer be recognized. The impact of lease contracts on the consolidated income, which is currently part of the operating expenses, will be included in amortization (related to the right of use asset) and interest (related to the lease liability). As a result, key metrics such as operating profit and Adjusted EBITDA are likely to change significantly. Compared to current lease accounting, total expenses will be higher in the earlier years of a lease and lower in the later years. The impact on the consolidated statement of cash flows will be visible in higher Net cash flows from operating activities, since cash payments allocated to the repayment of the lease liability will be included in Net cash flow from financing activities.

We are in the process of assessing the impact of IFRS 16 on the consolidated financial statements. We are not yet in the position to conclude on this. However, based on the work we have done so far, based on current lease commitments of EUR 361 million (see note 24), this standard is likely to have a material impact on the measurement of assets and liabilities and on classifications in the Consolidated income statement and Consolidated statement of cash flows.

These new principles will be applied by Interxion from the annual reporting period starting on 1 January 2019. The Group has elected to apply the recognition exemptions that are allowed under the modified retrospective transition method.

We expect to be in a position to give more detail and an indication of potential impact during 2018.